PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2023	2022
Drilling and production tools	$1,499,535	$1,499,535
Leasehold improvement	323,675	323,675
Production facilities	93,049	93,049
Computer and software	5,605	5,605
Housing and welfare	4,312	4,312
Furniture and office equipment	4,013	4,013
Equipment	1,650	1,650
Total	1,931,839	1,931,839
Less: accumulated depreciation	(1,822,822)	(1,730,344)
Property and equipment, net	$109,017	$201,495